* * * PLEASE NOTE * * *

                        KELMOORE STRATEGY VARIABLE TRUST

     WAS FILED IN ERROR ON SEPTEMBER 3, 2004, WITH THE WRONG CCC/CIK NUMBERS

                     ACCESSION NUMBER 0000935069-04-001386


        THE CORRECT FILING WAS REFILED WITH THE CORRECT CCC/CIK NUMBERS
                              ON SEPTEMBER 7, 2004
                     ACCESSION NUMBER 0000935069-04-001412